STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net (loss) income	$ (2,096,495)	$ 1,771,836
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Deferred tax liabilities	(128,105)	128,105
Interest earned on investments and marketable securities held in Trust Account	(694,311)	(3,473,528)
Changes in operating assets and liabilities:
Prepaid expenses	302,479	(260,863)
Accounts payable	1,840,060	13,224
Accrued expenses	(30,610)	24,110
Franchise tax payable	51	(160,000)
Net cash used in operating activities	(806,931)	(1,957,116)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(1,469,038)	0
Withdrawal from Trust upon redemption of Class A common stock	54,007,462	(0)
Interest released from Trust Account	433,550	1,171,717
Net cash provided by investing activities	52,971,974	1,171,717
Cash Flows from Financing Activities:
Proceeds from note payable to related parties	750,000	750,000
Proceeds from promissory note – related party	1,000,000	(0)
Redemption of Class A common stock	(54,007,462)	0
Net cash (used in) provided by financing activities	(52,257,462)	750,000
Net decrease in cash	(92,419)	(35,399)
Cash and cash equivalents - beginning of the period	161,405	196,804
Cash and cash equivalents - end of the period	68,986	161,405
Supplemental disclosure of noncash investing and financing activities:
Change in Class A common stock subject to possible redemption	(96,973,939)	1,771,832
Supplemental cash flow disclosure:
Cash paid for income taxes	$ 233,500	$ 811,467